Document and Entity Information	May 30, 2024
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001642545
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	May 30, 2024
Entity Registrant Name	Shockwave Medical, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-38829
Entity Tax Identification Number	27-0494101
Entity Address, Address Line One	5403 Betsy Ross Drive
Entity Address, City or Town	Santa Clara
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95054
City Area Code	(510)
Local Phone Number	279-4262
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.001 per share
Trading Symbol	SWAV
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false